Cover Page Document	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	ENPHASE ENERGY, INC.
Entity Address, Address Line One	47281 Bayside Parkway
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35480
Entity Tax Identification Number	20-4645388
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	707
Local Phone Number	774-7000
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	ENPH
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001463101